COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Minimum Lease Payments under Non-Cancellable Leases

As of December 31, 2014, minimum lease payments under all non-cancellable leases were as follows:

Year ending December 31,
2015	$24,143
2016	19,618
2017	17,470
2018	16,832
2019	17,016
Over 2019	66,872

$161,951

Minimum Future Fees to be Received under Non-Cancellable Operating and Right to Use Agreements

As of December 31, 2014, minimum future fees to be received under all non-cancellable operating and right to use agreements were as follows:

Year ending December 31,
2015	$5,860
2016	4,487
2017	1,711
2018	1,489
2019	820

$14,367